Financial Instruments and Risk Management (Details) - Schedule of Financial Instruments and Fair Value Measurement - Financial Assets at Fair Value [Member] - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Financial assets at fair value
Cash	€ 495,877	€ 620,531
Financial assets at amortized cost
Accounts receivable and other receivables	1,261,252	2,221,080
Amount due from related parties	184,883	1,601,273
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	2,056,062	2,043,559
Amount due to related parties	2,538,336	3,847,950
Lease liabilities	66,401	56,066
Bank loans	€ 2,806,884	€ 3,989,898